Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended Dec. 31, 2025		Year ended Dec. 31, 2024
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	394,932,374	$2,641.3	350,728,536	$2,240.2
Equity issuance, net of issuance costs	465,394	4.2	42,366,000	386.2
Flow through shares, net of share issuance costs and implied premium	887,000	13.7	968,900	8.6
Exercise of options	478,755	4.1	482,029	3.6
Exercise of warrants	70,708	0.5	386,909	2.7
Tax adjustments in respect of prior years	-	4.4	-	-
Balance, end of the year	396,834,231	$2,668.2	394,932,374	$2,641.3